Long-Term Debt and Revolving Credit Facility (Details 3) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Long-Term Debt and Revolving Credit Facility
2013		$ 5,333
2014	260,336	239,688
2015	3,390	2,268
2016	769	736
2017	1,460	1,559
Total	271,631	249,584	245,970
Letters of Credit in the aggregate outstanding amounts	1,939	3,245	5,167
Restricted cash	$ 280	$ 380	$ 215